OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
8. OTHER CURRENT LIABILITIES
Other current liabilities are comprised of the following (in millions):

	December 31,
	2020	2019
Accrued employee compensation	$25.8	$37.4
Customer deposits	33.8	32.5
Warranty	10.5	10.1
Other	43.4	40.3
Other current liabilities	$113.5	$120.3